UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    55 Fifth Avenue, 18th Floor
            New York, New York  10003

13F File Number:  028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias               New York, New York             May 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $62,495
                                         (thousands)


List of Other Included Managers:   None

                                                       FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED NONE
--------------                --------------   -----       --------  -------   --- ----   ----------  --------  ----     ------ ----
AVALONBAY CMNTYS INC          COM              053484101   3,321        70,561 SH         SOLE        NONE         70,561
BRE PROPERTIES INC            CL A             05564E106   1,472        75,000 SH         SOLE        NONE         75,000
BRINKS HOME SEC HLDGS INC     COM              109699108   1,356        60,000 SH         SOLE        NONE         60,000
ENDURANCE SPECIALTY HLDGS LT  SHS              G30397106   3,866       155,000 SH         SOLE        NONE        155,000
EQUITY LIFESTYLE PPTYS INC    COM              29472R108   2,284        59,935 SH         SOLE        NONE         59,935
EQUITY RESIDENTIAL            SH BEN INT       29476L107   1,468        80,000 SH         SOLE        NONE         80,000
ESSEX PPTY TR INC             COM              297178105   4,014        70,000 SH         SOLE        NONE         70,000
HIGHWOODS PPTYS INC           COM              431284108   5,719       267,000 SH         SOLE        NONE        267,000
HILLTOP HOLDINGS INC          COM              432748101     546        47,935 SH         SOLE        NONE         47,935
HOSPITALITY PPTYS TR          NOTE 3.800% 3/1  44106MAK8   3,308     4,500,000 PRN        SOLE        NONE      4,500,000
HOST HOTELS & RESORTS INC     COM              44107P104     659       168,000 SH         SOLE        NONE        168,000
LENDER PROCESSING SVCS INC    COM              52602E102   3,936       128,600 SH         SOLE        NONE        128,600
LIBERTY PPTY TR               SH BEN INT       531172104   2,671       141,000 SH         SOLE        NONE        141,000
MACK CALI RLTY CORP           COM              554489104   1,644        83,000 SH         SOLE        NONE         83,000
MERITAGE HOMES CORP           COM              59001A102   4,934       432,075 SH         SOLE        NONE        432,075
NATIONWIDE HEALTH PPTYS INC   COM              638620104   2,130        96,000 SH         SOLE        NONE         96,000
NVR INC                       COM              62944T105   8,834        20,652 SH         SOLE        NONE         20,652
REGENCY CTRS CORP             COM              758849103   1,206        45,400 SH         SOLE        NONE         45,400
REPUBLIC SVCS INC             COM              760759100   1,938       113,000 SH         SOLE        NONE        113,000
RYLAND GROUP INC              COM              783764103   6,239       374,465 SH         SOLE        NONE        374,465
VENTAS INC                    COM              92276F100     950        42,000 SH         SOLE        NONE         42,000



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